Operating Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		$ 49,248,578	$ 15,130,045	$ 9,040,589
Personnel expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	[1]	43,433,010	8,277,874	5,876,014
Consulting and legal expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		3,116,868	4,344,986	1,334,304
Depreciation and amortization expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		538,160	680,959	640,590
Insurance expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		529,939	328,014
Software expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		431,510	44,909	134,423
Transportation Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		288,026	159,869	161,727
Office expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		237,232	276,905	301,422
Travelling expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		161,415	163,411	148,672
Office rent expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		165,833
Communication expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		106,121	165,436	87,886
Non-income-based taxes [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		26,341	109,566	37,820
Loss on disposal [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses			235,185
Other [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		$ 214,123	$ 342,931	$ 317,731

[1]	The amount includes US$35,660,544 (2023: US$1,991,885 and 2022: US$1,662,883) relating to compensation expenses for various shares granted to employees and non-employees.